UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/07

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Halcyon Asset Management LLC
Address: 477 Madison Avenue
         8th Floor
         New York, NY  10022

13F File Number:  028-06072

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Aaron Goldberg
Title:     Cheif Financial Officer
Phone:     212-303-9475

Signature, Place, and Date of Signing:

     Aaron Goldberg     New York, NY     May 15, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     79

Form13F Information Table Value Total:     379917


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
Firstfed Financial Corp     OPTION              337907109       22       98     X    SOLE                       98
BankUnited Financial Corp   OPTION              06652B103       20      101     X    SOLE                      101
Leap Wireless April 50 Call OPTION              521863908      177      107     X    SOLE                      107
Downey Financial May 60 Put OPTION              261018955       23      118     X    SOLE                      118
BankUnited Finl May 20 Puts OPTION              06652B953       12      126     X    SOLE                      126
Novelis May 40 Call         OPTION              67000X906       64      140     X    SOLE                      140
Kraft Foods Inc             COMMON              50075N104        8      258     X    SOLE                      258
Comcast April 23.375 Call   OPTION              20030N901      137      350     X    SOLE                      350
United Financial Bancorp    COMMON              91030R103        7      452     X    SOLE                      452
Apple Oct 80 Calls          OPTION              037833900      878      467     X    SOLE                      467
Leap Wireless April 60 Put  OPTION              521863958       17      496     X    SOLE                      496
Comcast April 26.625 Call   OPTION              20030N901       23      520     X    SOLE                      520
TXU April 50 Call           OPTION              873168908     1051      720     X    SOLE                      720
Grace June 22.5 Put         OPTION              38388F958       75      762     X    SOLE                      762
Apple Jan 90 Call           OPTION              037833900     1583     1055     X    SOLE                     1055
TXU April 65 Call           OPTION              873168908      133     1483     X    SOLE                     1483
Apple Oct 80 Put            OPTION              037833950      582     1664     X    SOLE                     1664
AMR Corp. April 30 Puts     OPTION              001765956      308     2565     X    SOLE                     2565
Harrah Entnmt Jan 08 80 CallOPTION              413619907     2368     2819     X    SOLE                     2819
Apple April 100 Call        OPTION              037833900      121     3028     X    SOLE                     3028
Apple April 90 Call         OPTION              037833900     1302     3028     X    SOLE                     3028
Harrah Entnmt Aug 70 Call   OPTION              413619907     5537     3643     X    SOLE                     3643
Allied Defense Grp Rstrcted COMMON              019118108       58     6825     X    SOLE                     6825
Crystal River Capital Inc   COMMON              229393301      325    12117     X    SOLE                    12117
Nasdaq Stock Market         COMMON              631103108      607    17169     X    SOLE                    17169
OMI Corp                    COMMON              Y6476W104      532    19816     X    SOLE                    19816
ROTECH HEALTHCARE INC       COMMON              778669101       61    20308     X    SOLE                    20308
Temple Inland Inc           COMMON              879868107     1976    33082     X    SOLE                    33082
Winthrop Realty Trust       COMMON              976391102      226    34128     X    SOLE                    34128
Continental Airlines - B    COMMON              210795308     1311    36028     X    SOLE                    36028
Giant Industries            COMMON              374508109     2920    38600     X    SOLE                    38600
Martin Marietta Materials   COMMON              573284106     5461    40392     X    SOLE                    40392
Crystal River Capital Inc   COMMON              229393301     1111    41376     X    SOLE                    41376
Swift Transportation Co.    COMMON              870756103     1691    54280     X    SOLE                    54280
Visteon Corp                COMMON              92839U107      551    64520     X    SOLE                    64520
Texas Industries Inc        COMMON              882491103     4884    64665     X    SOLE                    64665
Southern Union Co           COMMON              844030106     2553    84017     X    SOLE                    84017
Altria Group Inc            COMMON              02209S103     5886    86279     X    SOLE                    86279
Leap Wireless Intl Inc      COMMON              521863308     6164    93416     X    SOLE                    93416
Northwestern Corp.          COMMON              668074305     3460    97651     X    SOLE                    97651
Alltel Corp                 COMMON              020039103     6143    99075     X    SOLE                    99075
Applebee's International    COMMON              037899101     2455    99075     X    SOLE                    99075
Lone Star Technologies Inc  COMMON              542312103     6600    99957     X    SOLE                    99957
MGIC Investment Corp        COMMON              552848103     6667   113158     X    SOLE                   113158
Alcan Inc                   COMMON              013716105     6547   125429     X    SOLE                   125429
HUB International Ltd       COMMON              44332P101     5341   128154     X    SOLE                   128154
Union Street Acquisition    COMMON              908536105     1011   137366     X    SOLE                   137366
Union Street Acquisition    WARRANT             908536113       83   137366     X    SOLE                   137366
Trump Entertainment Resorts COMMON              89816T103     2656   146977     X    SOLE                   146977
GRUBB & ELLIS RLTY ADVSR    COMMON              400096103      856   150186     X    SOLE                   150186
FREEDOM ACQUISITN HLDGS     COMMON              35645F103     1574   164642     X    SOLE                   164642
FREEDOM ACQUISITN HLDGS     WARRANT             35645F111      222   164642     X    SOLE                   164642
Resource America Inc        COMMON              761195205     4272   180766     X    SOLE                   180766
Alcoa Inc                   COMMON              013817101     6529   192597     X    SOLE                   192597
Sabre Holdings Corp         COMMON              785905100     6386   194980     X    SOLE                   194980
Adesa Inc                   COMMON              00686U104     5396   195281     X    SOLE                   195281
Lamson & Sessions Co        COMMON              513696104     5486   197423     X    SOLE                   197423
GENERAL FINANCE CORP        WARRANT             369822119      276   202946     X    SOLE                   202946
WR Grace & Co.              COMMON              38388F108     5387   203882     X    SOLE                   203882
Transforma Acquisition GroupCOMMON              89366E100     1546   205803     X    SOLE                   205803
Transforma Acquisition GroupWARRANT             89366E118      224   205803     X    SOLE                   205803
General Finance Corp        COMMON              369822101     1605   213948     X    SOLE                   213948
CHURCHILL VENTURES LTD      COMMON              17157P208     1903   236958     X    SOLE                   236958
Apple Inc                   COMMON              037833100    23028   247856     X    SOLE                   247856
Great Lakes Dredge & Dock   COMMON              390607109     1876   272244     X    SOLE                   272244
Targa Resources Partners LP COMMON              87611X105     8640   300000     X    SOLE                   300000
RAM ENERGY RESOURCES INC    WARRANT             75130P117      189   315000     X    SOLE                   315000
Realogy Corporation         COMMON              75605E100    11510   388721     X    SOLE                   388721
GRUBB&ELLIS RLTY ADVSR      WARRANT             400096111      171   397294     X    SOLE                   397294
COURTSIDE ACQUISITION       COMMON              22274N102     2519   456422     X    SOLE                   456422
SERVICEMASTER CO            COMMON              81760N109     7263   471955     X    SOLE                   471955
Novelis Inc                 COMMON              67000X106    21478   486917     X    SOLE                   486917
Annaly Capital Management   COMMON              035710409     9426   608884     X    SOLE                   608884
Harrah's Entertainment Inc  COMMON              413619107    53267   630756     X    SOLE                   630756
Great Lakes Dredge & Dock   WARRANT             390607117     1365   700000     X    SOLE                   700000
TXU Corp                    COMMON              873168108    45460   709208     X    SOLE                   709208
Clear Channel CommunicationsCOMMON              184502102    30281   864175     X    SOLE                   864175
COURTSIDE ACQUISITION       WARRANT             22274N110      360  1000000     X    SOLE                  1000000
COMCAST CORP                COMMON              20030N101    29694  1144270     X    SOLE                  1144270